Cover	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Entity Registrant Name	Sendas Distributor S.A.
Entity Central Index Key	0001834048
Document Type	20-F
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity Reporting Status Current	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Incorporation, State or Country Code	D5
Entity Accounting Standard	International Financial Reporting Standards as issued by the International Accounting Standards Board
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	268,351,567
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020